Quarterly Data (Schedule Of Unaudited Quarterly Data) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	May 27, 2012	Feb. 26, 2012	Nov. 27, 2011	Aug. 28, 2011	May 29, 2011	Feb. 27, 2011	Nov. 28, 2010	Aug. 29, 2010	May 27, 2012	May 29, 2011	May 30, 2010
Sales	$ 2,065.6	$ 2,159.7	$ 1,831.5	$ 1,942.0	$ 1,990.4	$ 1,976.8	$ 1,726.2	$ 1,806.7	$ 7,998.7	$ 7,500.2	$ 7,113.1
Earnings before income taxes	200.7	217.8	72.5	147.0	186.2	199.1	103.2	159.1	638.0	647.6	543.6
Earnings from continuing operations	151.6	164.1	54.1	106.8	138.0	151.7	75.8	113.3	476.5	478.7	407.0
Losses from discontinued operations	(0.4)	0	(0.4)	(0.2)	(0.6)	(0.5)	(1.3)	(0.2)	(1.0)	(2.4)	(2.5)
Net earnings	$ 151.2	$ 164.1	$ 53.7	$ 106.6	$ 137.4	$ 151.2	$ 74.5	$ 113.1	$ 475.5	$ 476.3	$ 404.5
Basic net earnings per share:
Earnings from continuing operations, Basic (dollars per share)	$ 1.18	$ 1.28	$ 0.42	$ 0.80	$ 1.02	$ 1.11	$ 0.55	$ 0.82	$ 3.66	$ 3.50	$ 2.92
Losses from discontinued operations, Basic (dollars per share)	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ (0.02)	$ (0.02)
Net earnings	$ 1.18	$ 1.28	$ 0.41	$ 0.80	$ 1.02	$ 1.11	$ 0.54	$ 0.82	$ 3.65	$ 3.48	$ 2.90
Diluted net earnings per share:
Earnings from continuing operations, Diluted (dollars per share)	$ 1.15	$ 1.25	$ 0.41	$ 0.78	$ 1.00	$ 1.08	$ 0.54	$ 0.80	$ 3.58	$ 3.41	$ 2.86
Losses from discontinued operations, Diluted (dollars per share)	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ 0.00	$ (0.01)	$ (0.02)	$ (0.02)
Net earnings	$ 1.15	$ 1.25	$ 0.40	$ 0.78	$ 0.99	$ 1.08	$ 0.53	$ 0.80	$ 3.57	$ 3.39	$ 2.84
Dividends paid per share (dollars per share)	$ 0.43	$ 0.43	$ 0.43	$ 0.43	$ 0.32	$ 0.32	$ 0.32	$ 0.32	$ 1.72	$ 1.28
Maximum
Stock price
Stock price (dollars per share)	$ 55.84	$ 51.90	$ 49.2	$ 53.81	$ 52.12	$ 50.84	$ 49.99	$ 45.04	$ 55.84	$ 52.12
Minimum
Stock price
Stock price (dollars per share)	$ 48.49	$ 41.65	$ 40.69	$ 43.85	$ 45.51	$ 45.07	$ 41.03	$ 37.08	$ 40.69	$ 37.08